Summary of significant accounting policies, Property, Plant and Equipment, net (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Interest capitalized for construction in progress	$ 0	$ 0	$ 0
Buildings and Installations [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful lives of property, plant and equipment	20 years
Buildings and Installations [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful lives of property, plant and equipment	35 years
Machines [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful lives of property, plant and equipment	10 years
Machines [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful lives of property, plant and equipment	30 years
Furniture, Vehicles and Tools [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful lives of property, plant and equipment	3 years
Furniture, Vehicles and Tools [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful lives of property, plant and equipment	10 years